Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated October 30, 2023 To The Prospectus Dated May 1, 2023 JNL® Series Trust
JNL/WMC GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Effective October 2, 2023, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/WMC Government Money Market Fund, please delete the first paragraph in the entirety and replace with the following:
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
JNL/WMC GOVERNMENT MONEY MARKET FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
JNL/WMC GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
JNL/WMC GOVERNMENT MONEY MARKET FUND | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
JNL/WMC GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.